Condensed Consolidated Statements of Shareholders' Equity (Unaudited) - USD ($)	Total	Common Shares	Additional Paid-in Capital	Accumulated Deficit	Accumulated Other Comprehensive Income
Balance at Jun. 30, 2023	$ 12,089,727	$ 77,620,252	$ 35,741,115	$ (101,400,209)	$ 128,569
Balance (in Shares) at Jun. 30, 2023		166,370
Proceeds from Private Placement	5,216,193	$ 3,240,006	1,976,187
Private placement (in Shares)		163,637
Share issuance costs	(562,151)		(562,151)
Exercise of pre-funded warrants	175	$ 1,924,142	(1,923,967)
Exercise of pre-funded warrants (in Shares)		115,901
Loss for the period	(7,675,550)			(7,675,550)
Share-based compensation	137,715		137,715
Balance at Jun. 30, 2024	9,206,109	$ 82,784,400	35,368,899	(109,075,759)	128,569
Balance (in Shares) at Jun. 30, 2024		445,908
Private placement (in Shares)		186,361
Share issuance costs	(191,824)	$ (191,824)
Exercise of pre-funded warrants		$ 576,034	(576,034)
Exercise of pre-funded warrants (in Shares)		34,700
Loss for the period	(1,677,868)			(1,677,868)
Share-based compensation	28,964		28,964
Private placement	1,030,063	1,030,063
Balance at Sep. 30, 2024	8,395,444	$ 84,198,673	34,821,829	(110,753,627)	128,569
Balance (in Shares) at Sep. 30, 2024		666,969
Balance at Jun. 30, 2024	9,206,109	$ 82,784,400	35,368,899	(109,075,759)	128,569
Balance (in Shares) at Jun. 30, 2024		445,908
Loss for the period	(6,373,822)
Balance at Mar. 31, 2025	7,021,525	$ 87,457,095	34,885,442	(115,449,581)	128,569
Balance (in Shares) at Mar. 31, 2025		1,207,186
Balance at Jun. 30, 2024	9,206,109	$ 82,784,400	35,368,899	(109,075,759)	128,569
Balance (in Shares) at Jun. 30, 2024		445,908
Proceeds from ATM (Note 8)	1,905,583	$ 1,905,583
Proceeds from ATM (Note 8) (in Shares)		313,242
Proceeds from SEPA (Note 8)	6,224,716	$ 6,224,716
Proceeds from SEPA (Note 8) (in Shares)		1,208,336
Proceeds from Private Placement	5,024,891		5,024,891
Share issuance costs	(883,978)	(269,559)	(614,419)
Exercise of pre-funded warrants		$ 576,034	(576,034)
Exercise of pre-funded warrants (in Shares)		34,700
Loss for the period	(8,162,133)			(8,162,133)
Share-based compensation	119,307		119,307
Balance at Jun. 30, 2025	13,434,495	$ 91,221,174	39,322,644	(117,237,892)	128,569
Balance (in Shares) at Jun. 30, 2025		2,002,186
Balance at Sep. 30, 2024	8,395,444	$ 84,198,673	34,821,829	(110,753,627)	128,569
Balance (in Shares) at Sep. 30, 2024		666,969
Private placement (in Shares)		57,183
Share issuance costs	(57,632)	$ (57,632)
Loss for the period	(2,575,024)			(2,575,024)
Share-based compensation	23,159		23,159
Private placement	396,153	396,153
Balance at Dec. 31, 2024	6,182,100	$ 84,537,194	34,844,988	(113,328,651)	128,569
Balance (in Shares) at Dec. 31, 2024		724,152
Private placement (in Shares)		483,034
Share issuance costs	(15,103)	$ (15,103)
Loss for the period	(2,120,930)			(2,120,930)
Share-based compensation	40,454		40,454
Private placement	2,935,004	2,935,004
Balance at Mar. 31, 2025	7,021,525	$ 87,457,095	34,885,442	(115,449,581)	128,569
Balance (in Shares) at Mar. 31, 2025		1,207,186
Balance at Jun. 30, 2025	13,434,495	$ 91,221,174	39,322,644	(117,237,892)	128,569
Balance (in Shares) at Jun. 30, 2025		2,002,186
Share issuance costs	(137,178)	$ (137,178)
Exercise of pre-funded warrants		$ 722,400	(722,400)
Exercise of pre-funded warrants (in Shares)		602,000
Loss for the period	(1,726,899)			(1,726,899)
Share-based compensation	20,205		20,205
Balance at Sep. 30, 2025	11,590,623	$ 91,806,396	38,620,449	(118,964,791)	128,569
Balance (in Shares) at Sep. 30, 2025		2,604,186
Balance at Jun. 30, 2025	13,434,495	$ 91,221,174	39,322,644	(117,237,892)	128,569
Balance (in Shares) at Jun. 30, 2025		2,002,186
Loss for the period	(6,721,458)
Proceeds from SEPA		$ 231,675
Proceeds from SEPA (in Shares)		259,877
Balance at Mar. 31, 2026	6,891,774	$ 92,578,071	38,144,484	(123,959,350)	128,569
Balance (in Shares) at Mar. 31, 2026		3,314,063
Balance at Sep. 30, 2025	11,590,623	$ 91,806,396	38,620,449	(118,964,791)	128,569
Balance (in Shares) at Sep. 30, 2025		2,604,186
Exercise of pre-funded warrants		$ 240,000	(240,000)
Exercise of pre-funded warrants (in Shares)		200,000
Loss for the period	(2,028,223)			(2,028,223)
Share-based compensation	25,264		25,264
Balance at Dec. 31, 2025	9,587,664	$ 92,046,396	38,405,713	(120,993,014)	128,569
Balance (in Shares) at Dec. 31, 2025		2,804,186
Exercise of pre-funded warrants		$ 300,000	(300,000)
Exercise of pre-funded warrants (in Shares)		250,000
Loss for the period	(2,966,336)			(2,966,336)
Share-based compensation	38,771		38,771
Proceeds from SEPA	231,675	$ 231,675
Proceeds from SEPA (in Shares)		259,877
Balance at Mar. 31, 2026	$ 6,891,774	$ 92,578,071	$ 38,144,484	$ (123,959,350)	$ 128,569
Balance (in Shares) at Mar. 31, 2026		3,314,063